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                      SEI INSTITUTIONAL INVESTMENTS TRUST

                                 Large Cap Fund
                             Large Cap Growth Fund

                       Supplement Dated February 4, 2003
           to the Class A Shares Prospectus Dated September 30, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

CHANGE IN SUB-ADVISER FOR LARGE CAP FUND

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Large Cap Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Alliance Capital Management L.P. under the sub-section entitled "Large Cap Fund" is hereby deleted and replaced with the following paragraph:

GOLDMAN SACHS ASSET MANAGEMENT: Goldman Sachs Asset Management, a business unit of the Investment Management Division of Goldman, Sachs & Co. (Goldman Sachs), located at 32 Old Slip, New York, New York 10005, serves as a Sub-Adviser to the Large Cap Fund. A team of investment professionals at Goldman Sachs manages the portion of the assets of the Large Cap Fund allocated to Goldman Sachs.

There are no changes to the other sub-advisers of the Large Cap Fund.

CHANGE IN SUB-ADVISER FOR LARGE CAP GROWTH FUND

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Large Cap Growth Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Alliance Capital Management L.P. under the sub-section entitled "Large Cap Growth Fund" is hereby deleted and replaced with the following paragraph:

GOLDMAN SACHS ASSET MANAGEMENT: Goldman Sachs Asset Management, a business unit of the Investment Management Division of Goldman, Sachs & Co. (Goldman Sachs), located at 32 Old Slip, New York, New York 10005, serves as a Sub-Adviser to the Large Cap Growth Fund. A team of investment professionals at Goldman Sachs manages the portion of the assets of the Large Cap Growth Fund allocated to Goldman Sachs.

There are no changes to the other sub-advisers of the Large Cap Growth Fund.

                      ------------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                      SEI INSTITUTIONAL INVESTMENTS TRUST

                                 Large Cap Fund

                       Supplement Dated February 4, 2003
           to the Class T Shares Prospectus Dated September 30, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS T SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

CHANGE IN SUB-ADVISER FOR LARGE CAP FUND

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Large Cap Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Alliance Capital Management L.P. under the sub-section entitled "Large Cap Fund" is hereby deleted and replaced with the following paragraph:

GOLDMAN SACHS ASSET MANAGEMENT: Goldman Sachs Asset Management, a business unit of the Investment Management Division of Goldman, Sachs & Co. (Goldman Sachs), located at 32 Old Slip, New York, New York 10005, serves as a Sub-Adviser to the Large Cap Fund. A team of investment professionals at Goldman Sachs manages the portion of the assets of the Large Cap Fund allocated to Goldman Sachs.

There are no changes to the other sub-advisers of the Large Cap Fund.

                      ------------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE